Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue From Contract With Customers [Line Items]
Revenue included in contract liabilities	¥ 6,468	¥ 7,622	¥ 25,631	¥ 21,579
Revenue remaining performance obligation	¥ 139,993		¥ 139,993
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years		10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period			Remaining term for the obligations ranges up to 13 years